Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events

Note 15 – Subsequent events

On March 12, 2021, the Company closed its public offering of 3,333,335 units of its securities (each, a “Unit”), with each Unit consisting of (i) one ordinary share of the Company, par value $0.001 per share, and (ii) one warrant to purchase 0.75 ordinary share. The Company sold the Units at a price of $6.00 per Unit. The Company received gross proceeds from the Offering, before deducting estimated offering expenses payable by the Company, of approximately $18,000,000.

On April 21, 2021, the underwriter and sole book-runner of our underwritten IPO, exercised its partial warrant and purchased a total of 214,286 ordinary shares of the Company with no cash in consideration.

On June 14, 2021, the underwriter and sole book-runner of our underwritten IPO, exercised its partial warrant and purchased a total of 43,616 ordinary shares of the Company with no cash in consideration.

The Company has 15,945,277 ordinary shares outstanding as of the date of this annual report.